CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 985,114	$ 1,906,348
Prepaid expenses	101,192	237,088
Total current assets	1,086,306	2,143,436
Investments held in Trust Account	232,320,939	232,301,973
Total assets	233,407,245	234,445,409
Current liabilities:
Accounts payable	305,022
Accrued expenses	40,000	49,934
Total current liabilities	345,022	49,934
Derivative warrant liabilities	29,149,000	33,660,000
Deferred underwriting fee payable	8,050,000	8,050,000
Total liabilities	37,544,022	41,759,934
Commitments and Contingencies (Note 6)
Class A ordinary shares subject to possible redemption, $0.0001 par value; 23,000,000 shares at redemption value of $10.10 per share	232,300,000	232,300,000
Shareholders' Deficit:
Preference shares, $0.0001 par value 1,000,000 shares authorized none issued and outstanding
Accumulated deficit	(36,437,352)	(39,615,100)
Total shareholders' deficit	(36,436,777)	(39,614,525)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	233,407,245	234,445,409
Class B ordinary share
Shareholders' Deficit:
Ordinary share	$ 575	$ 575